OPERATING LEASES AS LESSOR (Details Textual) - Jun. 30, 2015 - USD ($) $ in Thousands	Total
Leases Operating [Line Items]
Lessor Leasing Arrangements, Operating Leases, Term of Contract	10 years
Operating Leases, Future Minimum Payments Receivable	$ 5,856